Schedule Of Derivatives Not Designated As Hedging, By Balance Sheet Location (Detail) (Interest Rate Swap, Other Long-Term Liabilites, Not Designated as Hedging Instrument, USD $)
In Millions, unless otherwise specified
	Dec. 29, 2012	Sep. 29, 2012	Oct. 01, 2011
Interest Rate Swap | Other Long-Term Liabilites | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
2010 Swaps	$ 6	$ 7	$ 8